UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 6.2%
Real Estate Investment Trusts – 5.1%
12	Acadia Realty Trust	$ 305
35	Alexandria Real Estate Equities, Inc.	2,455
53	American Campus Communities, Inc.	1,842
83	Apartment Investment & Management Co. Class A	2,321
9	Artis Real Estate Investment Trust	122
1,655	Ascendas Real Estate Investment Trust	2,749
6	Ashford Hospitality Prime, Inc.	99
30	Ashford Hospitality Trust, Inc.	282
45	Associated Estates Realty Corp.	719
60	AvalonBay Communities, Inc.	7,410
8	Befimmo SCA Sicafi	545
164	Beni Stabili SpA	121
64	Big Yellow Group PLC	544
96	BioMed Realty Trust, Inc.	1,873
6	Boardwalk Real Estate Investment Trust	315
75	Boston Properties, Inc.	8,107
56	Brandywine Realty Trust	798
31	BRE Properties, Inc.	1,832
441	British Land Co. PLC	4,755
153	BWP Trust	297
9	Calloway Real Estate Investment Trust	201
41	Camden Property Trust	2,535
8	Canadian Apartment Properties REIT	152
6	Canadian Real Estate Investment Trust	229
751	CapitaCommercial Trust	833
1,161	Capital Property Fund	1,013
1,803	CapitaMall Trust	2,631
65	CBL & Associates Properties, Inc.	1,104
1,379	CFS Retail Property Trust Group	2,339
1,000	Champion	426
60	Charter Hall Retail	188
9	Cofinimmo	1,047
45	CommonWealth	1,106
781	Commonwealth Property Office Fund	841
48	Corio NV	2,040
33	Corporate Office Properties Trust	820
58	Cousins Properties, Inc.	623
85	CubeSmart	1,401
98	DCT Industrial Trust, Inc.	706
140	DDR Corp.	2,194
35	Derwent London PLC	1,432
2,463	Dexus Property Group	2,148
78	DiamondRock Hospitality Co.	903
60	Digital Realty Trust, Inc.	3,059

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
70	Douglas Emmett, Inc.	$ 1,780
155	Duke Realty Corp.	2,435
20	DuPont Fabros Technology, Inc.	520
12	EastGroup Properties, Inc.	712
21	Education Realty Trust, Inc.	190
34	Equity Lifestyle Properties, Inc.	1,337
16	Equity One, Inc.	363
164	Equity Residential	9,082
18	Essex Property Trust, Inc.	2,851
9	Eurocommercial Properties NV	370
51	Extra Space Storage, Inc.	2,329
34	Federal Realty Investment Trust	3,706
98	FelCor Lodging Trust, Inc.	800
31	First Industrial Realty Trust, Inc.	532
16	Fonciere Des Regions	1,311
321	Fountainhead Property Trust	211
15	Franklin Street Properties Corp.	180
14	Gecina SA	1,706
243	General Growth Properties, Inc.	4,894
47	Glimcher Realty Trust	402
695	Goodman Group	2,840
592	Goodman Property Trust	462
769	GPT Group	2,430
192	Great Portland Estates PLC	1,907
648	Growthpoint Properties Ltd.	1,292
140	H&R Real Estate Investment Trust	2,659
380	Hammerson PLC	3,277
223	HCP, Inc.	8,730
142	Health Care REIT, Inc.	8,225
62	Healthcare Realty Trust, Inc.	1,421
37	Hersha Hospitality Trust	201
40	Highwoods Properties, Inc.	1,486
30	Home Properties, Inc.	1,672
73	Hospitality Properties Trust	1,876
373	Host Hotels & Resorts, Inc.	6,859
41	Inland Real Estate Corp.	432
365	Intu Properties PLC	1,892
417	Investa Office Fund	1,131
77	Is Gayrimenkul Yatirim Ortakligi AS	43
1	Japan Excellent, Inc.	1,191
1	Japan Prime Realty Investment Corp.	3,422
1	Japan Real Estate Investment Corp.	5,162
1	Japan Retail Fund Investment Corp.	2,009
46	Kilroy Realty Corp.	2,429
183	Kimco Realty Corp.	3,827
569	Kiwi Income Property Trust	508
100	KLCC Property Holdings Bhd	173
47	Klepierre	2,037
340	Land Securities Group PLC	5,741
54	LaSalle Hotel Properties	1,661
69	Liberty Property Trust	2,512
9	LTC Properties, Inc.	342
36	Mack-Cali Realty Corp.	728

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
660	Mapletree Logistics Trust	$ 517
10	Mercialys SA	205
41	Mid-America Apartment Communities, Inc.	2,646
1	Nippon Building Fund, Inc.	5,683
1	Orix JREIT, Inc.	1,328
51	Parkway Properties, Inc.	905
18	Pebblebrook Hotel Trust	542
26	Pennsylvania Real Estate Investment Trust	485
61	Piedmont Office Realty Trust, Inc. Class A	1,017
24	Post Properties, Inc.	1,126
243	ProLogis, Inc.	9,419
5	PS Business Parks, Inc.	393
70	Public Storage	11,031
19	Ramco-Gershenson Properties Trust	303
36	Regency Centers Corp.	1,733
143	RioCan Real Estate Investment Trust	3,182
342	Segro PLC	1,893
105	Senior Housing Properties Trust	2,365
137	Shaftesbury PLC	1,401
147	Simon Property Group, Inc.	22,761
41	SL Green Realty Corp.	3,845
18	Sovran Self Storage, Inc.	1,222
1,074	Starhill Global REIT	642
9	Sun Communities, Inc.	421
84	Sunstone Hotel Investors, Inc.	1,078
753	Suntec Real Estate Investment Trust	946
56	Tanger Factory Outlet Centers, Inc.	1,869
30	Taubman Centers, Inc.	1,951
1,085	The Link REIT	4,906
63	The Macerich Co.	3,566
116	UDR, Inc.	2,823
47	Unibail-Rodamco SE	11,312
1	United Urban Investment Corp.	1,493
4	Vastned Retail NV	191
144	Ventas, Inc.	8,984
85	Vornado Realty Trust	7,806
16	Washington Real Estate Investment Trust	373
46	Weingarten Realty Investors	1,334
6	Wereldhave NV	456
950	Westfield Group	8,495
1,344	Westfield Retail Trust	3,551
49	Workspace Group PLC	437

		320,386

Real Estate Management & Development – 1.1%
41	Aeon Mall Co. Ltd.	1,205
37	Atrium European Real Estate Ltd.	208
2,900	Ayala Land, Inc.	1,670
200	BR Malls Participacoes SA	1,255
240	Brookfield Asset Management, Inc. Class A	9,115
172	Brookfield Office Properties, Inc.	3,215
28	CA Immobilien Anlagen AG*	487

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
352	Capital & Counties Properties PLC	$ 2,055
1,782	Capitaland Ltd.	3,838
105	Castellum AB	1,674
700	Central Pattana PCL	795
58	Fabege AB	735
22	First Capital Realty, Inc.	346
57	Forest City Enterprises, Inc. Class A*	1,037
1,797	Global Logistic Properties Ltd.	3,933
81	Globe Trade Centre SA*	190
131	Grainger PLC	457
194	Hang Lung Group Ltd.	887
1,593	Hang Lung Properties Ltd.	4,434
287	Hongkong Land Holdings Ltd.	1,728
156	Hulic Co. Ltd.	1,976
172	Hysan Development Co. Ltd.	678
576	Immofinanz Immobilien Anlagen AG*	2,717
259	Kerry Properties Ltd.	831
56	Kungsleden AB	407
420	Mitsui Fudosan Co. Ltd.	13,263
52	NTT Urban Development Corp.	506
22	PSP Swiss Property AG*	1,893
500	Robinsons Land Corp.	219
3,900	SM Prime Holdings, Inc.	1,332
29	Swiss Prime Site AG*	2,253
218	Tokyu Fudosan Holdings Corp.*	1,870
221	Wheelock & Co. Ltd.	899

		68,108

TOTAL COMMON STOCKS		$ 388,494

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 46.6%
United States Treasury Bill(a)
$1,627,000	0.000%	07/24/14	$1,626,554
United States Treasury Inflation Protected Securities
30,517	1.625	01/15/15	31,442
30,115	0.500	04/15/15	30,826
27,561	1.875	07/15/15	29,060
27,010	2.000	01/15/16	28,838
53,854	0.125	04/15/16	55,529
31,162	2.500	07/15/16	34,288
26,583	2.375	01/15/17	29,400
61,573	0.125	04/15/17	63,776
21,368	2.625	07/15/17	24,202
24,477	1.625	01/15/18	26,867
67,557	0.125	04/15/18	69,764
21,618	1.375	07/15/18	23,726
21,713	2.125	01/15/19	24,556
21,833	1.875	07/15/19	24,616
28,025	1.375	01/15/20	30,656
45,958	1.250	07/15/20	50,151
52,210	1.125	01/15/21	56,069
49,640	0.625	07/15/21	51,626
56,640	0.125	01/15/22	55,932
55,746	0.125	07/15/22	54,954
55,539	0.125	01/15/23	54,064

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
$55,086	0.375%	07/15/23	$ 54,837
46,989	2.375	01/15/25	55,799
31,708	2.000	01/15/26	36,325
25,428	2.375	01/15/27	30,310
23,364	1.750	01/15/28	25,971
33,146	3.625	04/15/28	45,301
20,627	2.500	01/15/29	25,142
36,864	3.875	04/15/29	52,301
9,192	3.375	04/15/32	12,757
21,568	2.125	02/15/40	25,656
34,060	2.125	02/15/41	40,605
31,977	0.750	02/15/42	27,596
31,428	0.625	02/15/43	26,036

TOTAL U.S. TREASURY OBLIGATIONS			$2,935,532

Shares	Description	Value
Exchange Traded Funds – 15.0%
28	iShares Dow Jones US Real Estate Index Fund	$ 1,827
28,348	PowerShares DB Commodity Index Tracking Fund*	705,298
45	SPDR Dow Jones International Real Estate ETF	1,777
6,361	Vanguard MSCI Emerging Markets ETF	239,619

TOTAL EXCHANGE TRADED FUNDS		$ 948,521

Investment Company(b) – 20.9%
144,273	Goldman Sachs Absolute Return Tracker Fund - Institutional Shares	$1,315,767

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(c) – 7.9%
Repurchase Agreement – 7.9%
Joint Repurchase Agreement Account II
$ 500,000	0.025%	02/03/14	$ 500,000

TOTAL INVESTMENTS — 96.6%			$6,088,314

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.4%			214,791

NET ASSETS — 100.0%			$6,303,105

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents Affiliated Funds.

(c)	Joint repurchase agreement was entered into on January 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At January 31, 2014, the Fund had outstanding swap contracts with the following terms:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at January 31, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX Emerging Markets Index 20	$1,320	5.000%	12/20/18	3.400%	$130,009	$(30,637)
CDX North America High Yield Index 21	1,160	5.000	12/20/18	3.447	64,007	20,272

TOTAL					$194,016	$(10,365)

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TOTAL RETURN SWAP CONTRACTS ON EQUITY INDICES(b)

Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)*

Bank of America Securities LLC	MSCI Emerging Markets Net TR Index	$147	(0.592)%	07/03/14	$(9,641)

(b)	The Fund receives quarterly payments based on any positive quarterly return of the Referenced Obligation. The Fund makes payments on any negative quarterly return of such Referenced Obligation.

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,225,213

Gross unrealized gain	20,087
Gross unrealized loss	(156,986)

Net unrealized security loss	$(136,899)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Treasury Inflation Protected Securities —TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy —The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2014:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$1,176,097	$1,254	$—
Other	3,302	156,362 (a)	—
Fixed Income
U.S. Treasury Obligations	2,935,532	—	—
Investment Company	1,315,767	—	—
Short-term Investments	—	500,000	—
Total	$5,430,698	$657,616	$—

Derivative Type
Assets(b)
Credit Default Swaps Contracts	$—	$20,272	$—
Liabilities(b)
Credit Default Swap Contracts	$—	$(30,637)	$—
Total Return Swap Contract	—	(9,641)	—
Total	—	(40,278)	—

(a)	To adjust for the time difference between local market close and the calculation of net asset value. The Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2014, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 3, 2014, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$500,000	$500,001	$510,935

REPURCHASE AGREEMENTS — At January 31, 2014, the Principal Amount of the Fund’s interest in the Joint Repurchase

Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.030%	$57,196
Citigroup Global Markets, Inc.	0.020	151,859
Merrill Lynch & Co., Inc.	0.020	92,251
TD Securities USA LLC	0.030	198,694
TOTAL		$500,000

At January 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.155 to 0.360%	08/14/15 to 10/11/16
Federal Home Loan Bank	0.100	07/29/14
Federal Home Loan Mortgage Corp.	2.500 to 5.500	03/27/19 to 01/01/43
Federal National Mortgage Association	0.450 to 6.000	09/08/14 to 10/01/43
Tennessee Valley Authority	5.250	09/15/39
United States Treasury Bills	0.000	07/17/14 to 10/16/14
United States Treasury Bonds	5.375 to 6.375	08/15/27 to 02/15/31
United States Treasury Inflation Protected Securities	2.000 to 3.375	01/15/16 to 02/15/40
United States Treasury Notes	0.250 to 4.500	09/15/14 to 08/15/22
United States Treasury Principal-Only Stripped Security	0.000	11/15/43

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 26, 2014

*	Print the name and title of each signing officer under his or her signature.